FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2017	Mar. 16, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 791.3		$ 652.0
Accounts payable and accrued liabilities	196.2		162.9
Other liabilities	2.9		2.1
Senior Notes at 6.75%
Disclosure of detailed information about financial instruments [line items]
Carrying amount		$ 485.4
Gross carrying amount | 7.0% Senior Notes
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ 400.0		489.1
Gross carrying amount | Senior Notes at 6.75%
Disclosure of detailed information about financial instruments [line items]
Carrying amount			$ 489.1